UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08340

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Greater India Portfolio
December 31, 2022
Portfolio of Investments

Common Stocks — 104.1%
Security	Shares	Value
India — 104.1%
Auto Components — 2.1%
Sona BLW Precision Forgings, Ltd.(1)	260,883	$ 1,319,969
Sundram Fasteners, Ltd.	131,433	1,546,817
Tube Investments of India, Ltd.	32,844	1,093,413
		$ 3,960,199
Automobiles — 5.1%
Mahindra & Mahindra, Ltd.	337,035	$ 5,081,281
Maruti Suzuki India, Ltd.	17,861	1,810,876
Tata Motors, Ltd.(2)	571,605	2,677,019
		$ 9,569,176
Banks — 26.8%
AU Small Finance Bank, Ltd.(1)	191,406	$ 1,513,055
Axis Bank, Ltd.	1,158,520	13,053,618
Bank of Baroda	387,935	868,542
Federal Bank, Ltd.	1,516,908	2,551,382
HDFC Bank, Ltd.	328,008	6,440,711
ICICI Bank, Ltd.	1,813,020	19,546,390
State Bank of India	830,529	6,147,247
		$ 50,120,945
Beverages — 1.8%
United Spirits, Ltd.(2)	309,083	$ 3,268,583
		$ 3,268,583
Building Products — 0.6%
Kajaria Ceramics, Ltd.	85,334	$ 1,178,765
		$ 1,178,765
Chemicals — 1.5%
Atul, Ltd.	11,387	$ 1,138,531
Navin Fluorine International, Ltd.	35,632	1,752,957
		$ 2,891,488
Construction Materials — 2.5%
ACC, Ltd.	64,794	$ 1,911,256
Ambuja Cements, Ltd.	430,793	2,724,109
		$ 4,635,365
Security	Shares	Value
Consumer Finance — 0.7%
SBI Cards & Payment Services, Ltd.	127,478	$ 1,223,413
		$ 1,223,413
Diversified Financial Services — 2.8%
Bajaj Finserv, Ltd.	211,599	$ 3,947,290
Housing Development Finance Corp., Ltd.	40,077	1,276,211
		$ 5,223,501
Electronic Equipment, Instruments & Components — 0.8%
Honeywell Automation India, Ltd.	3,034	$ 1,529,308
		$ 1,529,308
Food & Staples Retailing — 2.2%
Avenue Supermarts, Ltd.(1)(2)	67,427	$ 3,297,137
Medplus Health Services, Ltd.(2)	109,235	804,428
		$ 4,101,565
Food Products — 3.5%
Britannia Industries, Ltd.	47,475	$ 2,474,196
Tata Consumer Products, Ltd.	444,174	4,137,877
		$ 6,612,073
Gas Utilities — 0.5%
Gujarat Gas, Ltd.	144,858	$ 851,383
		$ 851,383
Health Care Providers & Services — 1.7%
Apollo Hospitals Enterprise, Ltd.	60,361	$ 3,260,630
		$ 3,260,630
Hotels, Restaurants & Leisure — 0.6%
Devyani International, Ltd.(2)	537,233	$ 1,168,693
		$ 1,168,693
Household Durables — 1.4%
Crompton Greaves Consumer Electricals, Ltd.	337,079	$ 1,371,817
Dixon Technologies India, Ltd.	26,438	1,245,683
		$ 2,617,500
Independent Power and Renewable Electricity Producers — 1.8%
NHPC, Ltd.	1,155,783	$ 558,323
NTPC, Ltd.	1,409,843	2,841,271
		$ 3,399,594

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
Insurance — 4.0%
ICICI Lombard General Insurance Co., Ltd.(1)	124,565	$ 1,863,159
PB Fintech, Ltd.(2)	114,698	619,786
SBI Life Insurance Co., Ltd.(1)	336,936	5,009,757
		$ 7,492,702
Interactive Media & Services — 1.0%
Info Edge India, Ltd.	38,248	$ 1,807,235
		$ 1,807,235
Internet & Direct Marketing Retail — 1.5%
FSN E-Commerce Ventures, Ltd.(2)	541,906	$ 1,013,238
Zomato, Ltd.(2)	2,495,185	1,791,762
		$ 2,805,000
IT Services — 15.2%
Coforge, Ltd.	45,728	$ 2,142,839
HCL Technologies, Ltd.	403,700	5,051,550
Infosys, Ltd.	1,028,706	18,759,622
Persistent Systems, Ltd.	31,894	1,487,627
Zensar Technologies, Ltd.	395,433	1,018,315
		$ 28,459,953
Machinery — 1.0%
Grindwell Norton, Ltd.	86,000	$ 1,848,011
		$ 1,848,011
Metals & Mining — 3.9%
APL Apollo Tubes, Ltd.	156,608	$ 2,057,283
Hindalco Industries, Ltd.	647,833	3,706,740
Jindal Steel & Power, Ltd.	227,782	1,605,477
		$ 7,369,500
Oil, Gas & Consumable Fuels — 6.6%
Reliance Industries, Ltd.	401,951	$ 12,339,172
		$ 12,339,172
Personal Products — 2.9%
Emami, Ltd.	308,764	$ 1,590,992
Godrej Consumer Products, Ltd.(2)	361,475	3,813,604
		$ 5,404,596
Pharmaceuticals — 5.0%
Ipca Laboratories, Ltd.	95,704	$ 973,667
Pfizer, Ltd.	3,322	177,452
Security	Shares	Value
Pharmaceuticals (continued)
Sun Pharmaceutical Industries, Ltd.	471,379	$ 5,692,416
Torrent Pharmaceuticals, Ltd.	133,960	2,503,392
		$ 9,346,927
Real Estate Management & Development — 1.9%
Godrej Properties, Ltd.(2)	117,693	$ 1,735,761
Oberoi Realty, Ltd.	172,998	1,803,602
		$ 3,539,363
Specialty Retail — 1.0%
Trent, Ltd.	113,576	$ 1,851,168
		$ 1,851,168
Wireless Telecommunication Services — 3.7%
Bharti Airtel, Ltd.	714,454	$ 6,967,972
		$ 6,967,972
Total India (identified cost $145,910,833)		$194,843,780
Total Common Stocks (identified cost $145,910,833)		$194,843,780

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(3)	391,183	$ 391,183
Total Short-Term Investments (identified cost $391,183)		$ 391,183
Total Investments — 104.3% (identified cost $146,302,016)		$195,234,963
Other Assets, Less Liabilities — (4.3)%		$ (8,030,808)
Net Assets — 100.0%		$187,204,155
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $13,003,077 or 6.9% of the Portfolio's net assets.
(2)	Non-income producing security.

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2022
Portfolio of Investments — continued

(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
SGX CNX Nifty Index	119	Long	1/25/23	$4,329,269	$ 5,231
					$5,231

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2022
Statement of Assets and Liabilities

December 31, 2022
Assets
Unaffiliated investments, at value (identified cost $145,910,833)	$ 194,843,780
Affiliated investment, at value (identified cost $391,183)	391,183
Deposits for derivatives collateral — futures contracts	235,620
Foreign currency, at value (identified cost $35,920)	35,954
Dividends receivable	119
Dividends receivable from affiliated investment	4,971
Receivable for foreign taxes	35,590
Total assets	$195,547,217
Liabilities
Payable for investments purchased	$ 9,564
Payable for variation margin on open futures contracts	21,371
Payable to affiliates:
Investment adviser fee	141,468
Trustees' fees	3,870
Accrued foreign capital gains taxes	8,012,161
Accrued expenses	154,628
Total liabilities	$ 8,343,062
Net Assets applicable to investors' interest in Portfolio	$187,204,155

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2022
Statement of Operations

Year Ended
December 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $405,658)	$ 1,396,207
Dividend income from affiliated investment	41,874
Total investment income	$ 1,438,081
Expenses
Investment adviser fee	$ 1,897,175
Trustees’ fees and expenses	15,871
Custodian fee	139,107
Legal and accounting services	81,375
Miscellaneous	20,163
Total expenses	$ 2,153,691
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 3,031
Total expense reductions	$ 3,031
Net expenses	$ 2,150,660
Net investment loss	$ (712,579)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $3,363,883)	$ 21,028,542
Futures contracts	(320,882)
Foreign currency transactions	(109,219)
Net realized gain	$ 20,598,441
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $6,533,002)	$ (60,208,185)
Futures contracts	(8,409)
Foreign currency	(4,012)
Net change in unrealized appreciation (depreciation)	$(60,220,606)
Net realized and unrealized loss	$(39,622,165)
Net decrease in net assets from operations	$(40,334,744)

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2022
Statements of Changes in Net Assets

	Year Ended December 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (712,579)	$ (1,063,318)
Net realized gain	20,598,441	40,770,718
Net change in unrealized appreciation (depreciation)	(60,220,606)	20,399,100
Net increase (decrease) in net assets from operations	$ (40,334,744)	$ 60,106,500
Capital transactions:
Contributions	$ 16,606,183	$ 31,649,737
Withdrawals	(73,220,373)	(36,627,830)
Net decrease in net assets from capital transactions	$ (56,614,190)	$ (4,978,093)
Net increase (decrease) in net assets	$ (96,948,934)	$ 55,128,407
Net Assets
At beginning of year	$ 284,153,089	$ 229,024,682
At end of year	$187,204,155	$284,153,089

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2022
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.97% (1)	0.95%	0.93%	0.98%	0.98%
Net investment income (loss)	(0.32)%	(0.39)%	(0.12)%	0.07%	0.19%
Portfolio Turnover	17%	33%	26%	21%	29%
Total Return	(14.39)%	24.76%	14.14%	11.17%	(11.57)%
Net assets, end of year (000’s omitted)	$187,204	$284,153	$229,025	$216,812	$213,186
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).

See Notes to Financial Statements.

Greater India Portfolio
December 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2022, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Greater India Portfolio
December 31, 2022
Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of December 31, 2022, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of December 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the year ended December 31, 2022, the investment adviser fee amounted to $1,897,175 or 0.85% of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of

Greater India Portfolio
December 31, 2022
Notes to Financial Statements — continued

Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2022, the investment adviser fee paid was reduced by $3,031 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $39,629,443 and $98,463,212, respectively, for the year ended December 31, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$148,822,078
Gross unrealized appreciation	$ 55,695,673
Gross unrealized depreciation	(9,277,557)
Net unrealized appreciation	$ 46,418,116
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2022 is included in the Portfolio of Investments. At December 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at December 31, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$5,231	$ —
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Greater India Portfolio
December 31, 2022
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(320,882)	$(8,409)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2022, which is indicative of the volume of this derivative type, was approximately $2,974,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2022.
7  Investments in Affiliated Funds
At December 31, 2022, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $391,183, which represents 0.2% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the year ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$44,332,006	$(43,940,823)	$ —	$ —	$391,183	$41,874	391,183
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Greater India Portfolio
December 31, 2022
Notes to Financial Statements — continued

At December 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$ 194,843,780*	$ —	$ 194,843,780
Short-Term Investments	391,183	—	—	391,183
Total Investments	$391,183	$194,843,780	$ —	$195,234,963
Futures Contracts	$ —	$ 5,231	$ —	$ 5,231
Total	$391,183	$194,849,011	$ —	$195,240,194
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Greater India Portfolio
December 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Greater India Fund
December 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Greater India Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc.  EV is the trustee of each of EVM and BMR.  Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley.  Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Greater India Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President of the Trust	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
R. Kelly Williams, Jr. 1971	President of the Portfolio	Since 2022	President and Chief Operating Officer of Atlanta Capital Management Company, LLC. Officer of 21 registered investment companies managed by Eaton Vance or BMR.
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Greater India Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Greater India Fund
and Greater India Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of Eaton Vance Greater India Fund
and Greater India Portfolio
Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282
Administrator of Eaton Vance Greater India Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142    12.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2021 and December 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/21	12/31/22
Audit Fees	$38,900	$43,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$34,195	$13,920
All Other Fees(3)	$0	$0

Total	$73,095	$57,120

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2021 and December 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/21	12/31/22
Registrant	$34,195	$13,920
Eaton Vance(1)	$51,800	$52,836

(1) Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date:	February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2023

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date:	February 27, 2023